Note 11 - Stock options and stock awards (Details Narrative) (USD $)	May 26, 2010	Jul. 31, 2009	May 26, 2009	May 26, 2008	Jul. 31, 2007
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option plan, number of shares		27,000			27,000
Exercise Price					$ 225
Term					5 years
Vesting term, in years					2
Pecent vesting each year					50.00%
Value, reprice 2007 option plan			$ 40
Stock Options Granted				5,000
Options vesting each year	2,500		2,500